Note 8 - Common Stock, Common Stock Issued and Cash Received in Connection with Purchase Agreement (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Apr. 27, 2012	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Note 8 - Common Stock (Details) - Common Stock Issued and Cash Received in Connection with Purchase Agreement [Line Items]
Number of Shares of Common Stock Issued	775,213	47,793,000	47,614,000	46,249,000
Share Price (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01
Gross Proceeds (in Dollars)	$ 1,000
Initial Purchase Shares [Member]
Note 8 - Common Stock (Details) - Common Stock Issued and Cash Received in Connection with Purchase Agreement [Line Items]
Number of Shares of Common Stock Issued	599,880
Share Price (in Dollars per share)	$ 1.667
Gross Proceeds (in Dollars)	$ 1,000
Initial Commitment Shares [Member]
Note 8 - Common Stock (Details) - Common Stock Issued and Cash Received in Connection with Purchase Agreement [Line Items]
Number of Shares of Common Stock Issued	160,000
Initial Additional Commitment Shares [Member]
Note 8 - Common Stock (Details) - Common Stock Issued and Cash Received in Connection with Purchase Agreement [Line Items]
Number of Shares of Common Stock Issued	15,333 [1]

[1]	Calculated as follows: ($1.0 million stock purchase divided by $15.0 million total maximum amount) multiplied by 230,000 additional commitment shares.